Annual Fund Operating Expenses - Pioneer Disciplined Growth Fund	Dec. 31, 2021
A
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%	[1]
Total Annual Fund Operating Expenses	1.02%
C
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.21%	[1]
Total Annual Fund Operating Expenses	1.84%
K
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.07%	[1]
Total Annual Fund Operating Expenses	0.70%
R
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.32%	[1]
Total Annual Fund Operating Expenses	1.45%
Y
Operating Expenses:
Management Fees	0.63%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.19%	[1]
Total Annual Fund Operating Expenses	0.82%

[1]	Other expenses for Class K and Class R shares are estimated for the current fiscal year.